DIVIDENDS	12 Months Ended
Dec. 31, 2011
DIVIDENDS
DIVIDENDS

13.                   DIVIDENDS

In April 2005, Beijing Blue IT, the Company’s variable interest entity, declared a cash dividend of RMB2,600,000 to its then equity owners. RMB400,000 and RMB2,070,000 were subsequently paid during the year ended December 31, 2008 and 2009, respectively.